Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
[custom:OperatingLeasesRentExpenseSubleaseRentals]			$ 433,137
Operating Lease, Impairment Loss			79,287
Operating Lease, Lease Income			24,284
Lease	$ 267,745	$ 326,542	$ 791,558	$ 1,254,893	$ 1,287,143	$ 532,892
Sense Fly Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease rent expenses					4,384,689
Measure Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease rent expenses					82,500
Mica Sense Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease rent expenses					$ 682,000
Operating lease percentage					3.00%